EMERGING MARKETS FUNDS | HSBC Emerging Markets Debt Fund
HSBC Emerging Markets Debt Fund
Investment Objective
The investment objective of the HSBC Emerging Markets Debt Fund (the “Fund”) is to maximize total return (comprised of capital appreciation and income).
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the HSBC Family of Funds. More information about these and other discounts is available from your financial professional, and is explained in “Distribution Arrangements/Sales Charges” on page 99 of this prospectus and in the Fund's Statement of Additional Information (“SAI”) in “Right of Accumulation” on page 82.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - EMERGING MARKETS FUNDS - HSBC Emerging Markets Debt Fund	Class A Shares	Class I Shares	Class S Shares
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	4.75%	none	none
Maximum Deferred Sales Charge (load) (as a % of amount redeemed)	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - EMERGING MARKETS FUNDS - HSBC Emerging Markets Debt Fund		Class A Shares	Class I Shares	Class S Shares
Management fees		0.50%	0.50%	0.50%
Distribution (12b-1) Fee		none	none	none
Shareholder Servicing Fee		0.25%	none	none
Other Operating Expenses		0.89%	0.79%	0.69%
Total Other Expenses		1.14%	0.79%	0.69%
Acquired Fund Fees and Expenses		0.05%	0.05%	0.05%
Total Annual Fund Operating Expenses	[1]	1.69%	1.34%	1.24%
Fee Waiver and/or Expense Reimbursement	[2]	0.44%	0.44%	0.44%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.25%	0.90%	0.80%
[1]	The Total Annual Fund Operating Expenses do not correlate to the ratios of net and total expenses to average net assets provided in the Financial Highlights, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.
[2]	HSBC Global Asset Management (USA) Inc., the Fund's investment adviser (“Adviser”), has entered into a contractual expense limitation agreement with the Fund (“Expense Limitation Agreement”) under which it will limit total expenses of the Fund (excluding interest, taxes, brokerage commissions, extraordinary expenses and estimated indirect expenses attributable to the Fund's investments in investment companies) to an annual rate of 1.20% for Class A Shares, 0.85% for Class I Shares and 0.75% for Class S Shares. Any amounts contractually waived or reimbursed by the Adviser will be subject to repayment by the Fund to the Adviser within three years to the extent that the repayment will not cause the Fund's operating expenses to exceed the contractual expense limit that was in effect at the time of such waiver or reimbursement. The expense limitation shall be in effect until March 1, 2017. The Expense Limitation Agreement shall terminate upon the termination of the Amended and Restated Master Investment Advisory Contract between HSBC Funds (the “Trust”) and the Adviser, or it may be terminated upon written notice to the Adviser by the Trust.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example takes the Fund's Expense Limitation Agreement into account for the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - EMERGING MARKETS FUNDS - HSBC Emerging Markets Debt Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A Shares	596	941	1,310	2,343
Class I Shares	92	381	692	1,574
Class S Shares	82	350	639	1,461

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio).A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 90% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its net assets in fixed income instruments of issuers that economically are tied to emerging markets. The Fund will invest in instruments issued by foreign governments and corporations. Investments will generally be made in U.S. dollar denominated instruments, but the Fund will also seek to invest in emerging market local currency denominated instruments. The “total return” sought by the Fund consists of income earned on investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular region, sector, security or issuer. The Fund will invest in at least three countries, and at least 40% of its net assets will be invested in foreign securities.

An instrument is economically tied to an emerging market country if: (i) the issuer is the government (or any political subdivision, agency, authority or instrumentality of such government) of an emerging market country; (ii) the instrument is principally traded on an emerging market country's securities markets; or (iii) the issuer is organized or principally operates in an emerging market country, derives 50% or more of its income from its operation within the country, or has 50% or more of its assets in the country.

The term “emerging markets” includes any country: (i) having an “emerging stock market” as defined by the International Finance Corporation; (ii) with low- to middle-income economies according to the International Bank for Reconstruction and Development (the “World Bank”); (iii) listed in World Bank publications as developing; or (iv) determined by the Adviser to be an emerging market. Currently, “emerging market countries” generally include every country in the world except Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States. The Adviser has broad discretion to identify countries that it considers to qualify as emerging markets.

The Adviser will select investments for purchase or sale by evaluating each issuer based on: (i) general economic and financial conditions; (ii) the specific issuer's business and management, cash f low, earnings coverage of interest and dividends, ability to operate under adverse economic conditions, and fair market value of assets; (iii) any unique political, economic, or social conditions applicable to such issuer's country; and (iv) other considerations the Adviser deems appropriate.

The Fund may invest without limitation in high-yield securities (“junk bonds”),which are those securities rated lower than “Baa” by Moody's Investors Service (“Moody's”) or lower than “BBB” by Standard & Poor's Ratings Services (“S&P”) or Fitch, Inc. (“Fitch”), subject to a maximum of 15% of its total assets at the time of purchase in securities rated below “B” by Moody's, or equivalently rated by S&P or Fitch or, if unrated, determined by the Adviser to be of comparable quality. In addition, the Fund may invest in derivative instruments, including, but not limited to, swaps (including credit default swaps), financial futures, foreign currency futures, foreign currency contracts, options on futures contracts, options on securities and swaps (swaptions), for hedging purposes or for tax-advantaged access to markets. For purposes of meeting its 80% investment policy, the Fund may include derivatives that have characteristics or exposure similar to fixed income instruments of issuers that economically are tied to emerging markets.

The Fund may invest in sovereign and supranational debt obligations (debt instruments issued or guaranteed by foreign governments, agencies, and supranational entities). In addition, the Fund may invest in Eurodollar bank obligations and Yankee bank obligations, and may also invest in Brady Bonds, which are issued as a result of a restructuring of a country's debt obligations to commercial banks under the “Brady Plan.”

The Fund may also invest in convertible bonds, including contingent convertible bonds (up to 10% of its total assets). Convertible bonds, which may be issued by companies of all sizes and market capitalizations, include, but are not limited to: corporate bonds, debentures, notes or preferred stocks and their hybrids that can be converted into (exchanged for) common stock or other instruments, such as warrants or options, which provide an opportunity for equity participation. Convertible bonds generally fall within the lower-rated categories as determined by a nationally recognized statistical rating organization (“NRSRO”).

The Fund may purchase securities of various maturities, but expects under normal market conditions to maintain an average portfolio duration that normally varies within two years (plus or minus) of the duration of the J.P. Morgan Emerging Markets Bond Index Global, which as of December 31, 2015 was 6.48 years.

The Fund is considered to be “non-diversified” under the Investment Company Act of 1940, as amended (“1940 Act”), which means that the Fund can invest a greater percentage of its assets in a more limited number of issuers than a diversified fund.

Principal Investment Risks

You could lose money by investing in the Fund. The Fund has the following principal investment risks:

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Convertible Bond Risk: Convertible bonds are subject to the risks of equity securities when the underlying stock price is high relative to the conversion price (because more of the security's value resides in the conversion feature) and debt instruments when the underlying stock price is low relative to the conversion price (because the conversion feature is less valuable). A convertible bond is not as sensitive to interest rate changes as a similar non-convertible debt instrument, and generally has less potential for gain or loss than the underlying equity security. Contingent convertible bonds (“CoCo bonds”) are hybrid bonds typically issued by banks. When the issuer's capital ratio falls below a specified trigger level, or in a regulator's discretion depending on the regulator's judgment about the issuer's solvency prospects, a CoCo bond may be written down, written off or converted into an equity security. Due to the contingent write-down, write-off and conversion feature, CoCo bonds may have substantially greater risk than other securities in times of financial stress.

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Counterparty Risk: When the Fund enters into an investment contract, such as a derivative, the Fund is exposed to the risk that the other party to the contract will not fulfill its contractual obligations.

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Currency Risk: Fluctuations in exchange rates between the U.S. dollar and foreign currencies, or between various foreign currencies, may negatively affect the Fund's performance. The Fund may seek to reduce currency risk by hedging part or all of its exposure to various foreign currencies; however, even if such hedging techniques are employed, there is no assurance that they will be successful.

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Custody Risk: The Fund invests in securities markets that are less developed than those in the U.S., which may expose the Fund to risks in the process of clearing and settling trades and the holding of securities by foreign banks, agents and depositories. Investments in emerging markets may be subject to greater custody risks than investments in more developed securities markets.

•	Debt Instruments Risk: The risks of investing in debt instruments include:
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Credit Risk: The Fund could lose money if an issuer or guarantor of a debt instrument is unable or unwilling to make or perceived to be unable or unwilling to make timely payments of interest or principal or enters bankruptcy. The issuer or guarantor could also suffer a rapid decrease in credit quality rating, which would adversely affect the volatility of the value and liquidity of the instrument. This risk is greater for lower-quality bonds than for bonds that are investment grade.

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High-Yield Securities (“Junk Bond”) Risk: Investments in high-yield securities (commonly referred to as “junk bonds”) are considered speculative investments and have significantly higher credit risk than investment-grade securities and tend to be less marketable (i.e., less liquid) than higher-rated securities. The prices of high-yield securities, which may be more volatile than higher rated securities of similar maturity, may be more vulnerable to adverse market, economic, social or political conditions.

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Interest Rate Risk: Fluctuations in interest rates may affect the yield, liquidity and value of investments in income producing or debt instruments. Generally, if interest rates rise, the value of such investments will fall. The risks associated with rising interest rates are heightened given that interest rates are near historic lows, but are expected to increase in the future, with unpredictable effects on the markets and the Fund's investments.

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Inventory Risk: The market-making capacity in debt markets has declined as a result of reduced broker-dealer inventories relative to fund assets, reduced broker-dealer proprietary trading activity and increased regulatory capital requirements for financial institutions such as banks. Because market makers provide stability to a market through their intermediary services, a significant reduction in dealer market-making capacity has the potential to decrease liquidity and increase volatility in the debt markets. A decrease in liquidity may negatively affect the ability of the Fund to pay redemption proceeds within the allowable time period.

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Derivatives Risk: The Fund's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and could increase the volatility of the Fund's net asset value per share and cause you to lose money. Risks associated with derivatives include the risk that the derivative is not well correlated with the security, index or currency to which it relates; the risk that derivatives may result in losses or missed opportunities; the risk that the Fund will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; the risk that the Fund will be required to pay additional margin or set aside additional collateral to maintain open derivative positions; and the risk that the derivative transaction could expose the Fund to the effects of leverage, which could increase the Fund's exposure to the market and magnify potential losses, particularly when derivatives are used to enhance return rather than offset risk. There is no guarantee that derivatives, to the extent employed, will have the intended effect, and their use could cause lower returns or even losses to the Fund. The use of derivatives by the Fund to hedge risk may reduce the opportunity for gain by offsetting the positive effect of favorable price movements.

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Emerging Markets Risk: The Fund's investments in emerging market countries are subject to all of the risks of foreign investing generally, and have additional heightened risks due to a lack of established legal, political, business and social frameworks to support securities markets, including: greater market volatility and illiquidity, lower trading volume, delays in trading or settling portfolio securities transactions; currency and capital controls or other government restrictions or interventions, such as economic sanctions, expropriation and nationalization; greater sensitivity to interest rate changes; pervasiveness of corruption and crime; currency exchange rate volatility; and higher levels of inflation, deflation or currency devaluation. The prices of securities in emerging markets can fluctuate more significantly than the prices of securities in more developed countries. The less developed the country, the greater effect such risks may have on an investment.

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Foreign Securities Risk: Investments in foreign securities are generally considered riskier than investments in U.S. securities, and are subject to additional risks, including international trade, social, political, economic and regulatory risks; fluctuating currency exchange rates; less liquid, developed or efficient trading markets; the imposition of exchange controls, confiscations and other government restrictions (e.g., sanctions) by the United States or other countries; expropriation or confiscatory taxation; imposition of withholding or other taxes on dividend or interest payments (or, in some cases, capital gains); and different corporate disclosure and governance standards.

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Issuer Diversification Risk: Focusing investments in a small number of issuers, industries, foreign currencies or particular countries or regions increases risk. The Fund is “non-diversified” and may invest a greater percentage of its assets in the securities of a single issuer than a fund that is “diversified.” Funds that invest in a relatively small number of issuers are more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be.

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Leverage Risk: Leverage created by investments such as derivatives can diminish the Fund's performance and increase the volatility of the Fund's net asset value. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund's portfolio securities.

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Liquidity Risk: The Fund may hold illiquid securities by virtue of the absence of a readily available market for, or a reduction in the number or capacity of market participants making a market in, certain of its investments, or because of legal or contractual restrictions on sales. A security may become illiquid after purchase. The Fund could lose money if it is unable to dispose of an investment at a time that is most beneficial to the Fund. Investments that are illiquid or that trade in lower volumes may be more difficult to value.

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Market Risk: The value of the Fund's investments may decline due to changing economic, political, social, regulatory or market conditions. Market risk may affect a single issuer, industry or section of the economy or it may affect the economy as a whole. Moreover, the conditions in one country or geographic region could adversely affect the Fund's investments in a different country or geographic region.

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Sovereign Debt Risk: Sovereign debt instruments, which are instruments issued by foreign governmental entities, are subject to the risk that the governmental entity may be unable or unwilling to repay the principal or interest on its sovereign debt due to, among other reasons, cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity's debt or its failure to implement economic reforms. There is no generally established legal or bankruptcy process for collecting sovereign debt.

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Swap Risk: The use of swap agreements, which are agreements to exchange the return generated by one instrument (or index) for the return generated by another instrument (or index), and similar instruments involves risks that are different from those associated with ordinary portfolio securities transactions. Swap agreements may also subject the Fund to the risk that the counterparty to the transaction may not meet its obligations, causing the Fund's value to decrease. Swaps are also particularly subject to credit, correlation, valuation, liquidity and leveraging risks. Swap agreements may also be considered illiquid.

An investment in the Fund is not a deposit of HSBC Bank USA, N.A. and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Bar Chart and Table

The bar chart and table below provide an indication of the risks of an investment in the Fund by showing changes in the Fund's year-to-year performance and by showing how the Fund's average annual returns compare with those of a broad measure of market performance. Past performance, including before- and after-tax returns, does not indicate how the Fund will perform in the future.

The bar chart below shows the Fund's annual returns for Class A Shares and how performance has varied from year-to-year. The returns for Class I Shares and Class S Shares will differ from the Class A Shares' returns shown in the bar chart because the expenses of the classes differ.

Annual Total Returns as of 12/31 for Class A Shares (Excluding sales charges, which if included, would cause returns to be lower.)

Best Quarter:	Q3 2012	7.24%
Worst Quarter:	Q2 2013	-6.10%

The table below shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown.After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown in the table below are for Class A Shares of the Fund and after-tax returns for Class I and Class S Shares may vary. The table further compares the Fund's performance over time to that of the J.P. Morgan Emerging Markets Bond Index Global (“EMBI Global”).

Average Annual Total Returns (for the periods ended December 31, 2015)
Average Annual Total Returns - EMERGING MARKETS FUNDS - HSBC Emerging Markets Debt Fund	Inception Date	1 Year		Since Inception
Class A Shares	Apr. 07, 2011	(4.73%)		3.25%
Class A Shares | After Taxes on Distributions	Apr. 07, 2011	(6.92%)		1.20%
Class A Shares | After Taxes on Distributions and Sales	Apr. 07, 2011	(2.66%)		1.74%
Class I Shares	Apr. 07, 2011	0.34%		4.69%
Class S Shares	Apr. 07, 2011		[1]	1.37%
EMBI Global		1.23%		5.06%	[2]
[1]	Class S Shares were operational only during a portion of the period since inception. The “Since Inception” return performance is for the period of time the Class had operations. No returns are presented for periods with non-continuous operations.
[2]	Since April 7, 2011.